NON-FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax (liability) asset	$ (297)
Deferred tax liability, ending	108	$ (297)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(222)	(79)
Profit (loss)	192	(188)
Deferred tax liability, ending	(30)	(222)
Increases for incorporation		45
Intangible Assets And Goodwill [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(34)	(35)
Profit (loss)	2	1
Deferred tax liability, ending	(32)	(34)
Increases for incorporation
Investments In Joint Ventures And Associates [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(7)	(8)
Profit (loss)	(2)	1
Deferred tax liability, ending	(9)	(7)
Increases for incorporation
Inventory [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(45)	(19)
Profit (loss)	9	(26)
Deferred tax liability, ending	(36)	(45)
Increases for incorporation
Financial Assets At Fair Value Through Profit And Loss Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(18)	(15)
Profit (loss)	14	(3)
Deferred tax liability, ending	(4)	(18)
Increases for incorporation
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(10)	(23)
Profit (loss)	4	12
Deferred tax liability, ending	(6)	(10)
Increases for incorporation		1
Adjustment For Tax Inflation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(163)	(138)
Profit (loss)	105	(28)
Deferred tax liability, ending	(58)	(163)
Increases for incorporation		3
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(1)
Profit (loss)	1	(1)
Deferred tax liability, ending		(1)
Increases for incorporation
Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning	(500)	(319)
Profit (loss)	325	(230)
Deferred tax liability, ending	(175)	(500)
Increases for incorporation		49
Deferred Tax Liability Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax (liability) asset	(297)	(76)
Profit (loss)	405	(272)
Deferred tax liability, ending	108	(297)
Increases for incorporation		51
Taxes Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liability, beginning		(2)
Profit (loss)		2
Deferred tax liability, ending
Increases for incorporation
Tax Loss Carryforwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	144	19
Profit (loss)	(135)	125
Deferred tax asset, ending	9	144
Increases for incorporation
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		151
Profit (loss)	210	(151)
Deferred tax asset, ending	210
Increases for incorporation
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	1	4
Profit (loss)		(3)
Deferred tax asset, ending	1	1
Increases for incorporation
Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	53	59
Profit (loss)	(4)	(6)
Deferred tax asset, ending	49	53
Increases for incorporation
Salaries And Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	1	1
Profit (loss)
Deferred tax asset, ending	1	1
Increases for incorporation
Defined Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	4	8
Profit (loss)	6	(6)
Deferred tax asset, ending	10	4
Increases for incorporation		2
Taxes Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning
Profit (loss)	1
Deferred tax asset, ending	1
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning
Profit (loss)	1
Deferred tax asset, ending	1
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning		1
Profit (loss)	1	(1)
Deferred tax asset, ending	1
Increases for incorporation
Deferred Tax Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax asset, beginning	203	243
Profit (loss)	80	(42)
Deferred tax asset, ending	$ 283	203
Increases for incorporation		$ 2